Financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Notional Amounts of Financial Liabilities with Off-Balance Sheet Credit Risk

Notional amounts of financial liabilities with off-balance sheet credit risk are as follows as of December 31:

(Dollars in thousands)	2012	2011
Commitments to extend credit	$31,615	$36,004

Letters of credit	$1,395	$583

Lines of credit	$123,799	$93,048

Unadvanced portion of construction loans	$7,495	$3,149